Description of Business and Summary of Significant Accounting Policies - Additional Information (Details)				3 Months Ended		12 Months Ended
	Jan. 09, 2024 USD ($)	Nov. 21, 2023	Nov. 20, 2023	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) Segment $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 13, 2023 shares	Nov. 24, 2023 $ / shares shares	Jul. 24, 2023 $ / shares	Aug. 08, 2022 $ / shares shares	Dec. 31, 2020 $ / shares shares
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Common stock shares exchange ratio		0.02
Indefinite-lived Intangible Assets						$ 0
Number of warrants issued | shares												79,612
Warrants or rights exercise price per share | $ / shares												$ 126
Warrants and rights outstanding, term						7 years						10 years
Change in fair value of warrant liabilities				$ 724,000	$ (57,000)	$ (2,679,000)	$ (8,322,000)
Investment in equity securities of privately-held company						1,000,000	5,000,000
Impairment investment on observable price						4,000,000
Adjustments to the carrying value of equity investment							0
Total advertising expense				$ 9,100,000	$ 9,000,000	31,500,000	36,900,000
Research and development costs						2,700,000	4,400,000
Gains (losses) related to recurring measurement and settlement of foreign currency transactions						$ 200,000	600,000
Number of operating segments | Segment						2
Number of reportable segments | Segment						1
Subsequent Event [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Investment sold	$ 1,000,000
Common Class A [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of warrants issued | shares						543,590
Warrants or rights exercise price per share | $ / shares						$ 11.24
Term Loan [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Warrants and rights outstanding, term											7 years
Term Loan [Member] | Subsequent Event [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Investment in equity securities of privately-held company	$ 1,000,000
Term Loan [Member] | Common Class A [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of warrants issued | shares						94,335					94,335
Warrants or rights exercise price per share | $ / shares						$ 92.5				$ 20.5	$ 92.5
Other Current Assets and Other Assets [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Deferred commissions						$ 37,100,000	32,800,000
Minimum [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Common stock shares exchange ratio			0.1
Estimated useful lives of assets						2 years
Maximum [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Common stock shares exchange ratio			0.02
Estimated useful lives of assets						7 years
Maximum [Member] | Common Class A [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Class of warrants of rights outstanding | shares								122,821
Maximum [Member] | Buildings [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives of assets						39 years
Second Amendment [Member] | Term Loan [Member] | Common Class A [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of warrants issued | shares						97,482
Second Amendment [Member] | Minimum [Member] | Term Loan [Member] | Common Class A [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Warrants or rights exercise price per share | $ / shares						$ 20.5
Second Amendment [Member] | Maximum [Member] | Term Loan [Member] | Common Class A [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Warrants or rights exercise price per share | $ / shares						$ 92.5
Public Warrants [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Class of warrants of rights outstanding | shares						200,000			200,000
Warrants or rights exercise price per share | $ / shares						$ 575			$ 575
Private Placement Warrants [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Class of warrants of rights outstanding | shares				106,667		106,667
Warrants or rights exercise price per share | $ / shares				$ 575		$ 575
Shipping Connected Fitness and Nutrition and Other Product [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Shipping costs						$ 22,500,000	$ 35,400,000
Common Stock [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Common stock shares exchange ratio		0.02
ASU 2021-08 [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]				true
Change in accounting principle, accounting standards update adoption date				Jan. 01, 2023
Change in accounting principle, accounting standards update, immaterial effect [true false]				true
ASU 2022-04 [Member]
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Change in accounting principle, accounting standards update, adopted [true false]				true		true
Change in accounting principle, accounting standards update adoption date				Jan. 01, 2023		Jan. 01, 2023
Change in accounting principle, accounting standards update, immaterial effect [true false]				true		true